TAX - Other taxes (Details)		9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Mar. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about taxes other than income tax [line items]
Production tax rate				5.00%
City construction tax rate lower				1.00%
City construction tax rate higher				7.00%
Educational surcharge rate				3.00%
Local educational surcharge rate				2.00%
Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
Resource tax rate				6.00%
Maximum [member] | Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate	17.00%	13.00%	16.00%
Minimum [member] | Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate	11.00%	9.00%	10.00%